DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 12,570	$ 14,902
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,912	4,383
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,543	10,095
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 115	$ 424